Share-based compensation - Narrative (Details)			3 Months Ended		6 Months Ended
	Apr. 04, 2023 $ / shares shares	Mar. 22, 2021 shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2022 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $			$ 1,118,000	$ 13,818,000	$ 9,192,000	$ 27,216,000
Share-based compensation expense | $			$ 1,118,000	13,818,000	$ 9,192,000	27,216,000
Number of share options outstanding in share-based payment arrangement (in shares) | shares			11,293,279		11,293,279		10,755,494
Average strike price in USD per share, Option Exchange - Granted (in USD per share)					$ 2.06
Expected dividends | $			$ 0	$ 0	$ 0	$ 0
Number of awards, Option Exchange - Granted (in shares) | shares					898,585
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in USD per share)			$ 2.38	$ 14.83	$ 5.45	$ 19.69
Expected volatility, in %			80.00%	75.00%	80.00%	75.00%
Risk-free interest rate, in %			4.02%	3.05%	4.13%	3.05%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in USD per share)			$ 1.96	$ 6.55	$ 1.96	$ 6.55
Expected volatility, in %			75.00%	70.00%	75.00%	70.00%
Risk-free interest rate, in %			356.00%	2.49%	3.39%	1.46%
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Share-based compensation expense | $			$ (715,000)	$ 8,450,000	$ 4,066,000	$ 18,965,000
Contractual term					10 years
Number of instruments granted in share-based payment arrangement | shares		2,026,341	1,010,000	13,818,000	8,987,000	27,728,000
Weighted-average grant-date fair value (in dollars per share)			$ 1.41
Awards vested and exercisable (in shares) | shares			3,765,502		3,765,502
Weighted average strike price, vested and exercisable (in dollars per share)					$ 23.97
Weighted average remaining life, vested and exercisable					6 years 8 months 15 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Contractual term					10 years
Shares vested (in shares) | shares					1,269,106
Number of instruments granted in share-based payment arrangement | shares		538,175	1,725,000		4,921,000
Weighted average grant date fair value, granted (in USD per share)					$ 2.13
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares			2,564,140		2,564,140			17,741,355
Share-based compensation expense | $					$ 154,088,000
Annual Equity Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value, granted (in USD per share)					$ 1.99
Equity Exchange Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average strike price in USD per share, Option Exchange - Granted (in USD per share)	$ 2.06				$ 2.06
Expected dividends | $			$ 0
Number of awards, Option Exchange - Granted (in shares) | shares	900,000
Number Of Share Options Exchanged | shares	2,200,000
Equity Exchange Program | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, in %			79.00%
Risk-free interest rate, in %			3.31%
Exercise price of share options granted in share-based payment arrangement	$ 48.77
Equity Exchange Program | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, in %			77.00%
Risk-free interest rate, in %			3.29%
Exercise price of share options granted in share-based payment arrangement	$ 8.12